DISPOSAL OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP

As of April 28, 2023
RMB’000

Right-of-use assets, net	26,670
Inventories, net	25,798
Trade receivables, net	2,875
Other receivables and prepayments	2,890
Cash and bank balances	256
Accrued liabilities and other payables	(19,143)
Amounts owed to related parties	(35,057)
Lease liabilities	(19,315)
Taxes payable	(77)

SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

Assets and liabilities of the Disposal Group were classified as “Assets classified as held for sale” and “Liabilities directly associated with assets classified as held for sale” respectively, in accordance with IFRS 5 as at December 31, 2022, is summarized in the following table.

As of December 31, 2022
RMB’000

ASSETS CLASSIFIED AS HELD FOR SALE

Right-of-use assets, net	30,937
Inventories, net	28,749
Trade receivables, net	11,683
Other receivables and prepayments	3,000
Cash and bank balances	306
Total assets of the Disposal Group held for sale	74,675

As of December 31, 2022
RMB’000

LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE

Accrued liabilities and other payables	19,197
Amounts owed to related parties	35,057
Lease liabilities	33,325
Taxes payable	951
Total liabilities of the Disposal Group directly associated with assets classified as held for sale	88,530

SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION

The financial performance and cash flow information presented are for the years ended December 31, 2023, 2022 and 2021.

	Years ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Financial performance
Net sales	2,701	37,696	144,743

Cost of goods sold	7,557	41,245	83,436

Gross profit (loss)	(4,856)	(3,549)	61,307

Other income	5,716	14,244	9,388
Selling and distribution expenses	(1,517)	(5,913)	(6,298)
Administrative expenses	(434)	(51,297)	(131,867)
Finance costs	(293)	(1,479)	(2,115)
Other expenses	—	—	(90)

Loss before taxation	(1,384)	(47,994)	(69,675)

Gain on disposal of discontinued operations	73,846	—	—

Net income (loss) for the year from discontinued operations	72,461	(47,994)	(69,675)

Cash flow information

Net cash generated from operating activities from discontinued operations	14,118	4,982	3,314

Net cash used in investing activities from discontinued operations	—	—	—

Net cash used in financing activities from discontinued operations	(14,303)	(14,303)	(14,303)

Net (decrease) increase in cash and cash equivalents from discontinued operations	(185)	(9,321)	(10,989)